BALANCE SHEETS - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 2,142,145	$ 3,165,940	$ 2,270,704
Prepaid expenses and other current assets		128,227	132,204
Prepaid expenses	215,565	128,227
Total Current Assets	2,357,710	3,294,167	2,402,908
PROPERTY AND EQUIPMENT - NET	510,301	375,227	298,360
OTHER ASSETS
Intangible assets - net	618,416	610,029	543,540
TOTAL ASSETS	3,486,427	4,279,423	3,244,808
CURRENT LIABILITIES
Accounts payable	78,900	178,165	65,410
Accounts payable and accrued expenses- related parties	11,950	10,323	48,817
Accrued expenses	72,183	33,353	7,949
TOTAL LIABILITIES	$ 163,033	$ 221,841	$ 122,176
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 authorized, No shares issued or outstanding
Common stock $0.001 par value, 250,000,000 authorized 61,251,008 and 58,381,854 issued and outstanding at September 30, 2015 and December 31, 2014	$ 61,251	$ 58,382	$ 52,618
Additional paid-in-capital	44,063,660	40,753,189	35,414,206
Accumulated deficit	(40,801,517)	(36,753,989)	(32,344,192)
TOTAL STOCKHOLDERS' EQUITY	3,323,394	4,057,582	3,122,632
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,486,427	$ 4,279,423	$ 3,244,808